STAGECOACH FUNDS, INC.

                                   Stagecoach Allocation Funds:
                                       Asset Allocation Fund
                                       Index Allocation Fund
                                  U.S. Government Allocation Fund

                                          Class A, B & C

                             SUPPLEMENT DATED NOVEMBER 3, 1998 TO THE
                                  PROSPECTUS DATED AUGUST 1, 1998

The  following   paragraph  replaces  the  paragraph  entitled  "Wells  Fargo  &
Company/Norwest Merger" that appears under the heading "Additional Services and Other Information" on page 49 of the Prospectus:

         Wells Fargo & Company/ Norwest Merger - On November 2, 1998, Wells Fargo & Company, the parent company of Wells Fargo Bank, merged with Norwest Corporation. The combined company is called Wells Fargo & Company. Wells Fargo Bank, which provides investment advice and other services to the Funds, became an indirect wholly-owned subsidiary of the new combined company. Wells Fargo Bank has advised the Funds that the merger will not reduce the level or quality of advisory and other services provided by Wells Fargo Bank to the Funds.



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                      [MORRISON & FOERSTER LLP LETTERHEAD]


                                                          November 3, 1998


                                                     Writer's Direct Dial Number
                                                           (202) 887-1537
Via EDGAR

Securities and Exchange Commission
450 Fifth Street,  NW
Washington, DC  20549

Re:   Stagecoach Funds, Inc.
      Registration Nos. 33-42927; 811-6419

Ladies and Gentlemen:

         In connection with the registration of Stagecoach Funds, Inc. under the Investment Company Act of 1940, and the issuance of securities by it under the Securities Act of 1933, and pursuant to 17 C.F.R. 230.497(e), we are transmitting herewith for filing a supplement dated November 3, 1998 to the prospectus dated August 1, 1998 for the Class A, Class B and Class C shares of the Stagecoach Allocation Funds.

         The supplement is being filed to provide updated information to shareholders regarding the merger of Wells Fargo & Company, the investment adviser's parent company, with Norwest Corporation.

         If you have any questions, please contact the undersigned at the number indicated above.


                                                     Very truly yours,

                                                    /s/ Janis E. Fonda

                                                     Janis E. Fonda